SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details Narrative) (USD $)	12 Months Ended
Oct. 31, 2012
Real estate aggregate cost for tax purposes	$ 30,500,000
Land Improvements | Minimum
Estimated useful lives	10 years
Land Improvements | Maximum
Estimated useful lives	30 years
Properties leased to others | Minimum
Estimated useful lives	10 years
Properties leased to others | Maximum
Estimated useful lives	30 years
Corporate buildings | Minimum
Estimated useful lives	10 years
Corporate buildings | Maximum
Estimated useful lives	30 years